Subsidiary Guarantors	3 Months Ended
Mar. 31, 2012
Subsidiary Guarantors
Subsidiary Guarantors
Note 14 - Subsidiary Guarantors

The November 2019 Senior Notes, the May 2019 Senior Notes, the 2010 Issued Notes and the Original Senior Notes are guaranteed by all of the Company's material subsidiaries.  The Company is a holding company and has no independent assets or operations of its own, the guarantees under each series of notes are full and unconditional and joint and several, and any subsidiaries of the Company other than the subsidiary guarantors are minor.  There are no restrictions on the Company's ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.